Description of Business and Organization (Details) $ / shares in Units, ¥ in Millions				1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2020 USD ($)	Dec. 18, 2019 shares	Dec. 16, 2019 USD ($) $ / shares shares	Mar. 24, 2020 USD ($)	Dec. 27, 2019 USD ($) $ / shares shares	Nov. 20, 2019 shares	Dec. 22, 2017	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	May 06, 2020 CNY (¥)	Dec. 14, 2019 shares	Jan. 30, 2018	Jan. 19, 2018	Dec. 31, 2016	Dec. 26, 2016	Dec. 23, 2016	Nov. 12, 2015	Aug. 24, 2015	Feb. 24, 2015
Description of Business and Organization (Details) [Line Items]
Equity interest percentage				80.00%
Accumulated deficit (in Dollars) (in Dollars)								$ (74,561,937)		$ (74,561,937)		$ (73,020,134)	$ (66,300,687)
Net cash use in operation activities (in Dollars)										795,531
Cash balances held in banks (in Dollars)								581,320		581,320				$ 1,805,417
Depreciation expenses (in Dollars)								$ 33,000	$ 33,842	66,769	$ 67,684	$ 134,691	$ 28,980
Shengxin [Member]
Description of Business and Organization (Details) [Line Items]
Company invested interest amount (in Yuan Renminbi) | ¥															¥ 40.0
EC Technology [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage																		40.00%
Business Combination [Member]
Description of Business and Organization (Details) [Line Items]
Loss on disposal (in Dollars) (in Dollars)										$ 1,546,351
Wuxi Shengxin New Energy Engineering Co., Ltd. [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage																			100.00%
Wuxi Shengxin New Energy Engineering Co., Ltd. [Member] | Business Combination [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage																			100.00%	30.00%	70.00%
G-Coin Worldwide Limited [Member]
Description of Business and Organization (Details) [Line Items]
Common stock, share issued (in Shares) | shares		3,425,328
Number of vessels		2
Peak Equity International Limited and Subsidiaries [Member]
Description of Business and Organization (Details) [Line Items]
Aggregate amount (in Dollars)					$ 1,800,000,000
Sale of stock price per share (in Dollars per share) | $ / shares					$ 0.25
Total consideration shares of common stock (in Shares) | shares					7,200,000,000
Peak Equity International Limited and Subsidiaries [Member] | Business Combination [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage					100.00%
AnyWorkspace Limited [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage				80.00%
Cash consideration (in Dollars)				$ 8,251
Loss on disposal (in Dollars)				$ 70,900
AnyWorkspace Limited [Member] | Business Combination [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage																	80.00%
3D Discovery Co. Limited [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage	40.00%
Cash consideration (in Dollars)	$ 154
EC Technology [Member] | Business Combination [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage	40.00%																	60.00%					51.00%
Inspirit Studio Limited [Member] | Business Combination [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage																							51.00%
3D Discovery Co. Limited [Member] | Business Combination [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage																								60.00%
AnyWorkspace Limited [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage				80.00%
AnyWorkspace Limited [Member] | Business Combination [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage																						80.00%
United States [Member] | Minimum [Member]
Description of Business and Organization (Details) [Line Items]
Current federal income tax rate							21.00%
United States [Member] | Maximum [Member]
Description of Business and Organization (Details) [Line Items]
Current federal income tax rate							35.00%
Consulting Service [Member]
Description of Business and Organization (Details) [Line Items]
Common stock issued for service (in Shares) | shares						400,000
Transfer Agreement [Member]
Description of Business and Organization (Details) [Line Items]
Transfer of redemption codes in exchange (in Shares) | shares																2,757,353
Stock Purchase Agreement [Member]
Description of Business and Organization (Details) [Line Items]
Purchase and sale of common stock (in Shares) | shares			2,500,000
Aggregate amount (in Dollars)			$ 705,000
Sale of stock price per share (in Dollars per share) | $ / shares			$ 0.282